UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 98.2%
Aerospace & Defense – 4.2%
43,125	General Dynamics Corp.	$ 3,324,938
116,288	Textron, Inc.	3,135,124
126,129	The Boeing Co.	12,489,294

		18,949,356

Beverages – 2.1%
63,509	Anheuser-Busch InBev NV ADR	5,837,747
62,677	Monster Beverage Corp.*	3,421,538

		9,259,285

Biotechnology* – 0.8%
47,241	Vertex Pharmaceuticals, Inc.	3,793,925

Chemicals – 3.1%
7,140	CF Industries Holdings, Inc.	1,363,454
97,709	Eastman Chemical Co.	7,007,690
81,706	LyondellBasell Industries NV Class A	5,445,705

		13,816,849

Commercial Banks – 3.6%
92,047	Comerica, Inc.	3,634,936
64,928	HSBC Holdings PLC ADR	3,561,950
135,657	SunTrust Banks, Inc.	4,353,233
128,186	U.S. Bancorp	4,494,201

		16,044,320

Communications Equipment* – 0.7%
177,769	Juniper Networks, Inc.	3,151,844

Computers & Peripherals – 2.3%
7,489	Apple, Inc.	3,367,654
270,352	EMC Corp.*	6,693,915

		10,061,569

Consumer Finance – 3.0%
76,872	Capital One Financial Corp.	4,683,811
368,384	SLM Corp.	8,745,436

		13,429,247

Diversified Financial Services – 7.9%
675,355	Bank of America Corp.	9,225,349
148,492	Citigroup, Inc.	7,720,099
335,337	JPMorgan Chase & Co.	18,306,047

		35,251,495

Diversified Telecommunication Services – 1.8%
235,208	AT&T, Inc.	8,229,928

Electric Utilities – 2.0%
214,090	Exelon Corp.	6,709,580
75,024	PPL Corp.	2,228,213

		8,937,793

Shares	Description	Value
Common Stocks – (continued)
Energy Equipment & Services – 2.1%
226,807	Halliburton Co.	$ 9,491,873

Food & Staples Retailing – 2.2%
57,006	Wal-Mart Stores, Inc.	4,266,329
112,249	Walgreen Co.	5,361,012

		9,627,341

Food Products – 0.8%
114,179	Mondelez International, Inc. Class A	3,363,713

Health Care Equipment & Supplies – 2.3%
50,901	C.R. Bard, Inc.	5,247,384
78,267	Covidien PLC	4,977,781

		10,225,165

Health Care Providers & Services – 2.6%
79,421	Aetna, Inc.	4,795,440
106,730	UnitedHealth Group, Inc.	6,684,500

		11,479,940

Hotels, Restaurants & Leisure – 1.8%
230,312	MGM Resorts International*	3,493,833
65,843	Starwood Hotels & Resorts Worldwide, Inc.	4,497,077

		7,990,910

Industrial Conglomerates – 4.7%
890,954	General Electric Co.	20,777,047

Insurance – 8.4%
179,754	American International Group, Inc.*	7,991,863
53,501	Everest Re Group Ltd.	6,934,264
124,406	Prudential Financial, Inc.	8,580,282
201,206	The Hartford Financial Services Group, Inc.	6,162,940
95,331	The Travelers Cos., Inc.	7,981,111

		37,650,460

Internet Software & Services* – 1.1%
5,773	Google, Inc. Class A	5,024,877

Media – 3.4%
130,037	CBS Corp. Class B	6,436,832
95,035	Liberty Global, Inc. Class A*	7,004,079
26,663	Viacom, Inc. Class B	1,756,825

		15,197,736

Multi-Utilities – 3.1%
53,830	DTE Energy Co.	3,585,616
127,744	PG&E Corp.	5,736,983
53,138	Sempra Energy	4,320,120

		13,642,719

Oil, Gas & Consumable Fuels – 12.1%
162,015	BP PLC ADR	6,952,064
75,380	ConocoPhillips	4,623,809
185,466	Devon Energy Corp.	10,543,742
235,252	Exxon Mobil Corp.	21,283,249

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
50,888	Occidental Petroleum Corp.	$ 4,685,258
157,270	Southwestern Energy Co.*	5,927,506

		54,015,628

Pharmaceuticals – 7.6%
76,647	Eli Lilly & Co.	4,074,555
295,286	Merck & Co., Inc.	13,789,856
114,113	Mylan, Inc.*	3,478,164
466,398	Pfizer, Inc.	12,700,018

		34,042,593

Real Estate Investment Trusts – 3.6%
41,353	American Tower Corp.	3,218,918
39,814	AvalonBay Communities, Inc.	5,281,725
453,389	MFA Financial, Inc.	3,980,756
22,396	Simon Property Group, Inc.	3,727,590

		16,208,989

Road & Rail – 0.5%
31,730	Norfolk Southern Corp.	2,430,201

Semiconductors & Semiconductor Equipment – 2.6%
236,739	Altera Corp.	7,857,367
81,987	Lam Research Corp.*	3,835,352

		11,692,719

Software – 1.7%
65,910	Adobe Systems, Inc.*	2,828,198
134,787	Oracle Corp.	4,550,409

		7,378,607

Specialty Retail – 3.9%
67,126	Bed Bath & Beyond, Inc.*	4,581,350
91,819	L Brands, Inc.	4,591,868
191,182	Lowe’s Cos., Inc.	8,050,674

		17,223,892

Thrifts & Mortgage Finance – 0.4%
124,461	New York Community Bancorp, Inc.	1,627,950

Tobacco – 1.2%
58,918	Philip Morris International, Inc.	5,356,235

Wireless Telecommunication Services* – 0.6%
374,276	Sprint Nextel Corp.	2,732,215

TOTAL COMMON STOCKS		$438,106,421

Shares	Interest Rate	Maturity Date	Value
Convertible Preferred Stock(a) – 0.6%
Electric Utilities – 0.6%
PPL Corp.
47,256	8.750%	05/01/14	$ 2,540,483

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 1.3%
Repurchase Agreement – 1.3%
Joint Repurchase Agreement Account II
$5,800,000	0.096%	06/03/13	$ 5,800,000

TOTAL INVESTMENTS – 100.1%			$446,446,904

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(278,961)

NET ASSETS – 100.0%			$446,167,943

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Joint repurchase agreement was entered into on May 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$391,155,993

Gross unrealized gain	65,674,049
Gross unrealized loss	(10,383,138)

Net unrealized security gain	$55,290,911

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 99.3%
Aerospace & Defense – 4.5%
139,362	General Dynamics Corp.	$ 10,744,810
549,392	Textron, Inc.	14,811,609
415,114	The Boeing Co.	41,104,588

		66,661,007

Beverages – 2.1%
210,032	Anheuser-Busch InBev NV ADR	19,306,142
206,638	Monster Beverage Corp.*	11,280,368

		30,586,510

Biotechnology* – 1.3%
401,373	ARIAD Pharmaceuticals, Inc.	7,361,181
154,002	Vertex Pharmaceuticals, Inc.	12,367,900

		19,729,081

Chemicals – 2.9%
23,337	CF Industries Holdings, Inc.	4,456,433
322,030	Eastman Chemical Co.	23,095,992
235,682	LyondellBasell Industries NV Class A	15,708,205

		43,260,630

Commercial Banks – 2.0%
391,227	Comerica, Inc.	15,449,554
441,534	SunTrust Banks, Inc.	14,168,826

		29,618,380

Commercial Services & Supplies – 1.1%
371,962	Waste Management, Inc.	15,596,367

Communications Equipment* – 1.0%
812,947	Juniper Networks, Inc.	14,413,550

Computers & Peripherals – 2.8%
24,767	Apple, Inc.	11,137,224
1,203,842	EMC Corp. *	29,807,128

		40,944,352

Consumer Finance – 4.0%
330,973	Capital One Financial Corp.	20,166,185
1,640,062	SLM Corp.	38,935,072

		59,101,257

Diversified Financial Services – 8.5%
2,798,693	Bank of America Corp.	38,230,146
781,352	Citigroup, Inc.	40,622,491
849,822	JPMorgan Chase & Co.	46,391,783

		125,244,420

Diversified Telecommunication Services – 1.8%
763,081	AT&T, Inc.	26,700,204

Electric Utilities – 1.9%
683,896	Exelon Corp.	21,433,300
247,911	PPL Corp.	7,362,957

		28,796,257

Shares	Description	Value
Common Stocks – (continued)
Energy Equipment & Services – 2.1%
728,845	Halliburton Co.	$ 30,502,163

Food & Staples Retailing – 2.6%
279,934	Wal-Mart Stores, Inc.	20,950,261
371,220	Walgreen Co.	17,729,467

		38,679,728

Food Products – 0.6%
327,257	Mondelez International, Inc. Class A	9,640,991

Health Care Equipment & Supplies – 2.2%
161,378	C.R. Bard, Inc.	16,636,458
254,507	Covidien PLC	16,186,645

		32,823,103

Health Care Providers & Services – 2.5%
258,469	Aetna, Inc.	15,606,358
341,800	UnitedHealth Group, Inc.	21,406,934

		37,013,292

Hotels, Restaurants & Leisure – 1.8%
749,981	MGM Resorts International*	11,377,212
217,748	Starwood Hotels & Resorts Worldwide, Inc.	14,872,188

		26,249,400

Household Durables* – 1.5%
652,121	Toll Brothers, Inc.	22,282,975

Industrial Conglomerates – 4.8%
3,071,913	General Electric Co.	71,637,011

Insurance – 8.0%
576,493	American International Group, Inc.*	25,630,879
142,114	Everest Re Group Ltd.	18,419,396
465,971	Prudential Financial, Inc.	32,138,020
641,551	The Hartford Financial Services Group, Inc.	19,650,707
258,910	The Travelers Cos., Inc.	21,675,945

		117,514,947

Internet Software & Services* – 1.0%
16,731	Google, Inc. Class A	14,562,830

Media – 3.4%
429,071	CBS Corp. Class B	21,239,015
310,867	Liberty Global, Inc. Class A*	22,910,898
86,743	Viacom, Inc. Class B	5,715,496

		49,865,409

Multi-Utilities – 3.1%
178,021	DTE Energy Co.	11,857,979
422,120	PG&E Corp.	18,957,409
175,599	Sempra Energy	14,276,199

		45,091,587

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 12.2%
515,288	BP PLC ADR	$ 22,111,008
244,488	ConocoPhillips	14,996,894
618,765	Devon Energy Corp.	35,176,790
774,969	Exxon Mobil Corp.	70,111,446
163,689	Occidental Petroleum Corp.	15,070,846
612,269	Southwestern Energy Co.*	23,076,419

		180,543,403

Pharmaceuticals – 7.4%
223,904	Eli Lilly & Co.	11,902,737
961,334	Merck & Co., Inc.	44,894,298
371,522	Mylan, Inc.*	11,323,990
1,518,453	Pfizer, Inc.	41,347,475

		109,468,500

Real Estate Investment Trusts – 3.0%
129,675	American Tower Corp.	10,093,902
157,305	AvalonBay Communities, Inc.	20,868,081
81,790	Simon Property Group, Inc.	13,613,128

		44,575,111

Semiconductors & Semiconductor Equipment – 2.6%
770,566	Altera Corp.	25,575,085
269,933	Lam Research Corp.*	12,627,466

		38,202,551

Software – 1.7%
251,424	Adobe Systems, Inc.*	10,788,604
433,182	Oracle Corp.	14,624,224

		25,412,828

Specialty Retail – 3.2%
166,772	Bed Bath & Beyond, Inc.*	11,382,189
295,786	L Brands, Inc.	14,792,258
504,059	Lowe’s Cos., Inc.	21,225,924

		47,400,371

Tobacco – 1.1%
178,613	Philip Morris International, Inc.	16,237,708

Wireless Telecommunication Services* – 0.6%
1,208,685	Sprint Nextel Corp.	8,823,401

TOTAL COMMON STOCKS		$1,467,179,324

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.9%
Repurchase Agreement – 0.9%
Joint Repurchase Agreement Account II
$13,200,000	0.096%	06/03/13	$ 13,200,000

TOTAL INVESTMENTS – 100.2%			$1,480,379,324

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(3,594,587)

NET ASSETS – 100.0%			$1,476,784,737

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION –– At May 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,283,438,234

Gross unrealized gain	248,782,181
Gross unrealized loss	(51,841,091)

Net unrealized security gain	$196,941,090

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 98.5%
Aerospace & Defense – 1.9%
736,430	BE Aerospace, Inc.*	$ 46,719,119
2,316,639	Textron, Inc.	62,456,588
875,980	Triumph Group, Inc.	68,019,847

		177,195,554

Auto Components – 1.5%
1,800,298	Delphi Automotive PLC	87,872,546
831,778	TRW Automotive Holdings Corp.*	52,693,136

		140,565,682

Beverages* – 2.1%
1,865,753	Constellation Brands, Inc. Class A	98,903,567
1,741,207	Monster Beverage Corp.	95,052,490

		193,956,057

Biotechnology* – 0.6%
707,213	Vertex Pharmaceuticals, Inc.	56,796,276

Building Products – 2.4%
1,280,999	Fortune Brands Home & Security, Inc.	54,160,638
745,253	Lennox International, Inc.	47,688,739
2,715,388	Owens Corning, Inc.*	118,662,456

		220,511,833

Capital Markets – 3.2%
4,161,170	Invesco Ltd.	140,397,876
1,682,669	Lazard Ltd. Class A	57,008,826
1,594,391	Northern Trust Corp.	92,713,836

		290,120,538

Chemicals – 1.1%
2,024,964	Celanese Corp. Series A	99,931,973

Commercial Banks – 5.1%
2,210,421	CIT Group, Inc.*	101,856,200
1,606,147	First Republic Bank	59,684,423
1,780,966	M&T Bank Corp.	186,823,333
591,786	Signature Bank*	45,674,043
2,671,086	Zions Bancorp.	74,923,962

		468,961,961

Commercial Services & Supplies – 0.5%
1,219,638	Waste Connections, Inc.	49,078,233

Communications Equipment* – 2.0%
6,399,970	Juniper Networks, Inc.	113,471,468
6,327,914	Polycom, Inc.	71,695,266

		185,166,734

Computers & Peripherals* – 1.0%
2,402,220	NetApp, Inc.	90,155,317

Shares	Description	Value
Common Stocks – (continued)
Construction & Engineering* – 0.9%
1,460,791	Jacobs Engineering Group, Inc.	$ 83,279,695

Consumer Finance – 1.8%
7,057,034	SLM Corp.	167,533,987

Containers & Packaging – 1.3%
1,380,879	Packaging Corp. of America	67,663,071
1,999,394	Sealed Air Corp.	48,025,444

		115,688,515

Diversified Financial Services – 2.0%
4,118,161	ING US, Inc.*	117,491,133
2,030,446	The NASDAQ OMX Group, Inc.	63,877,831

		181,368,964

Electric Utilities – 3.7%
1,473,892	Northeast Utilities	61,417,080
693,527	OGE Energy Corp.	47,069,677
3,908,539	PPL Corp.	116,083,608
3,996,855	Xcel Energy, Inc.	114,789,676

		339,360,041

Electrical Equipment – 2.1%
627,754	Hubbell, Inc. Class B	63,045,334
675,345	Rockwell Automation, Inc.	59,443,867
2,012,917	Sensata Technologies Holding NV*	70,653,387

		193,142,588

Electronic Equipment, Instruments & Components – 0.5%
641,720	Amphenol Corp. Class A	49,989,988

Energy Equipment & Services* – 1.6%
1,433,653	Cameron International Corp.	87,266,458
581,991	Oil States International, Inc.	57,326,114

		144,592,572

Food Products – 1.5%
1,186,907	Ingredion, Inc.	80,852,105
848,016	The Hain Celestial Group, Inc.*	56,494,826

		137,346,931

Gas Utilities – 0.6%
2,199,492	Questar Corp.	53,469,650

Health Care Equipment & Supplies* – 1.9%
6,009,607	Boston Scientific Corp.	55,528,769
5,773,739	Hologic, Inc.	119,805,084

		175,333,853

Health Care Providers & Services – 2.9%
2,704,727	Aetna, Inc.	163,311,416
985,715	AmerisourceBergen Corp.	53,307,467
574,175	Humana, Inc.	46,381,857

		263,000,740

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 1.6%
5,538,038	MGM Resorts International*	$ 84,012,036
970,690	Starwood Hotels & Resorts Worldwide, Inc.	66,298,127

		150,310,163

Household Durables – 2.0%
2,570,348	Toll Brothers, Inc.*	87,828,791
714,542	Whirlpool Corp.	91,289,886

		179,118,677

Independent Power Producers & Energy Traders* – 1.2%
5,291,503	Calpine Corp.	107,470,426

Industrial Conglomerates – 0.7%
963,723	Carlisle Cos., Inc.	63,037,121

Insurance – 8.0%
718,021	Everest Re Group Ltd.	93,062,702
125,609	Markel Corp.*	65,679,690
655,498	PartnerRe Ltd.	59,420,894
3,893,053	Principal Financial Group, Inc.	147,352,056
4,135,823	The Hartford Financial Services Group, Inc.	126,680,258
2,237,730	W.R. Berkley Corp.	91,679,798
1,548,211	Willis Group Holdings PLC	60,473,122
2,891,234	XL Group PLC	90,871,484

		735,220,004

Internet & Catalog Retail – 1.7%
759,241	Expedia, Inc.	43,625,988
4,952,788	Liberty Interactive Corp. Class A*	111,190,090

		154,816,078

IT Services – 1.0%
2,049,991	Fidelity National Information Services, Inc.	92,044,596

Life Sciences Tools & Services – 0.8%
1,560,375	Agilent Technologies, Inc.	70,919,044

Machinery – 4.1%
463,530	Flowserve Corp.	77,933,299
1,505,708	Stanley Black & Decker, Inc.	119,282,188
1,770,370	Timken Co.	100,486,201
2,752,941	Xylem, Inc.	77,467,760

		375,169,448

Media – 1.7%
926,295	Liberty Media Corp. Class A*	115,657,194
529,598	Scripps Networks Interactive Class A	35,673,721

		151,330,915

Metals & Mining – 1.8%
1,631,116	Carpenter Technology Corp.	78,554,547
1,242,074	Reliance Steel & Aluminum Co.	81,691,207

		160,245,754

Shares	Description	Value
Common Stocks – (continued)
Multi-Utilities – 4.1%
2,917,944	CMS Energy Corp.	$ 78,638,591
2,322,561	NiSource, Inc.	66,727,177
1,717,962	SCANA Corp.	86,654,003
1,739,782	Sempra Energy	141,444,277

		373,464,048

Multiline Retail – 1.2%
2,289,819	Macy’s, Inc.	110,689,850

Oil, Gas & Consumable Fuels – 7.0%
2,253,604	Chesapeake Energy Corp.	49,218,711
1,093,451	Concho Resources, Inc.*	91,478,111
1,939,830	EQT Corp.	154,953,620
720,373	Pioneer Natural Resources Co.	99,901,328
1,003,764	Range Resources Corp.	75,462,978
1,887,336	Southwestern Energy Co.*	71,133,694
1,661,642	Tesoro Corp.	102,440,229

		644,588,671

Paper & Forest Products – 0.8%
1,632,664	International Paper Co.	75,347,444

Pharmaceuticals* – 0.8%
2,294,471	Mylan, Inc.	69,935,476

Real Estate Investment Trusts – 10.0%
1,282,053	Alexandria Real Estate Equities, Inc.	87,820,631
1,187,288	AvalonBay Communities, Inc.	157,505,626
800,301	Camden Property Trust	55,420,844
2,393,095	DDR Corp.	41,783,439
1,444,453	Digital Realty Trust, Inc.	87,981,632
4,048,200	Kimco Realty Corp.	89,667,630
1,623,026	Liberty Property Trust	65,862,395
6,650,332	MFA Financial, Inc.	58,389,915
2,077,731	Tanger Factory Outlet Centers, Inc.	71,640,165
6,377,000	Two Harbors Investment Corp.	70,338,310
1,798,019	Ventas, Inc.	128,324,616

		914,735,203

Semiconductors & Semiconductor Equipment – 4.2%
4,139,560	Altera Corp.	137,391,997
1,718,968	Avago Technologies Ltd.	64,822,283
1,067,487	KLA-Tencor Corp.	60,088,843
2,628,492	Lam Research Corp.*	122,960,856

		385,263,979

Software* – 1.6%
1,494,099	Adobe Systems, Inc.	64,111,788
3,449,082	PTC, Inc.	86,606,449

		150,718,237

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail* – 0.4%
79,151	AutoZone, Inc.	$ 32,359,303

Textiles, Apparel & Luxury Goods – 0.8%
671,384	PVH Corp.	77,336,723

Wireless Telecommunication Services* – 0.8%
9,974,160	Sprint Nextel Corp.	72,811,368

TOTAL COMMON STOCKS		$9,023,480,210

Exchange Traded Funds – 0.4%
676,645	iShares Russell MidCap Value Index Fund	$ 39,746,127

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.9%
Repurchase Agreement – 2.9%
Joint Repurchase Agreement Account II
$262,300,000	0.096%	06/03/13	$ 262,300,000

TOTAL INVESTMENTS – 101.8%			$9,325,526,337

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.8)%			(160,684,505)

NET ASSETS – 100.0%			$9,164,841,832

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$7,668,321,864

Gross unrealized gain	1,743,002,491
Gross unrealized loss	(85,798,018)

Net unrealized security gain	$1,657,204,473

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 95.9%
Aerospace & Defense – 2.0%
374,361	Cubic Corp.	$ 17,819,584
560,708	Moog, Inc. Class A*	28,074,649
274,694	Teledyne Technologies, Inc.*	21,211,871
193,372	Triumph Group, Inc.	15,015,336

		82,121,440

Air Freight & Logistics – 0.6%
604,985	Forward Air Corp.	23,455,268

Auto Components* – 1.2%
1,681,002	American Axle & Manufacturing Holdings, Inc.	29,905,026
413,901	Tenneco, Inc.	18,360,648

		48,265,674

Biotechnology* – 0.5%
656,664	Myriad Genetics, Inc.	21,078,914

Building Products – 0.4%
444,552	A.O. Smith Corp.	17,426,438

Capital Markets – 2.6%
146,919	Cohen & Steers, Inc.	5,544,723
1,456,943	E*TRADE Financial Corp.*	16,944,247
375,555	Golub Capital BDC, Inc.	6,575,968
205,552	Manning & Napier, Inc.	4,088,429
492,790	New Mountain Finance Corp.	7,505,192
740,646	PennantPark Investment Corp.	8,250,796
103,580	Piper Jaffray Cos., Inc.*	3,698,842
342,791	Solar Capital Ltd.	7,884,193
211,504	Solar Senior Capital Ltd.	3,917,054
726,654	Stifel Financial Corp.*	26,152,278
404,872	Walter Investment Management Corp.*	14,741,390

		105,303,112

Chemicals – 3.6%
745,536	H.B. Fuller Co.	30,991,931
197,256	Koppers Holdings, Inc.	8,121,030
685,944	Methanex Corp.	30,318,725
1,546,452	PolyOne Corp.	39,728,352
153,522	Quaker Chemical Corp.	9,946,690
249,350	W.R. Grace & Co.*	21,072,568
91,904	Westlake Chemical Corp.	8,583,834

		148,763,130

Commercial Banks – 12.0%
1,006,153	BancorpSouth, Inc.	17,265,586
765,474	Bank of the Ozarks, Inc.	33,412,940
399,542	Banner Corp.	12,817,307
1,357,693	Boston Private Financial Holdings, Inc.	13,373,276
261,690	Bridge Capital Holdings*	3,975,071
698,075	CoBiz, Inc.	6,038,349
562,041	Community Bank System, Inc.	16,501,524
408,768	First Financial Bankshares, Inc.	22,482,240

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – (continued)
920,796	First Midwest Bancorp, Inc.	$ 12,117,675
886,233	Glacier Bancorp, Inc.	17,228,370
284,562	Heritage Financial Corp.	3,929,801
361,593	Home Bancshares, Inc.	15,223,065
381,705	Independent Bank Corp.	12,577,180
161,063	Independent Bank Group, Inc.*	4,574,189
235,758	Lakeland Financial Corp.	6,502,206
885,970	MB Financial, Inc.	22,601,095
613,072	Pinnacle Financial Partners, Inc.*	15,388,107
1,236,078	PrivateBancorp, Inc.	23,930,470
637,271	Prosperity Bancshares, Inc.	31,920,904
318,762	Sandy Spring Bancorp, Inc.	6,827,882
329,029	SCBT Financial Corp.	16,467,901
138,941	Sierra Bancorp	1,904,881
542,547	Signature Bank*	41,873,778
258,176	Southcoast Financial Corp.*	1,396,733
762,416	Sterling Financial Corp.	17,245,850
148,441	Summit State Bank	1,350,813
750,003	Texas Capital Bancshares, Inc.*	33,120,133
153,413	The First of Long Island Corp.	4,821,771
315,115	TriCo Bancshares	6,289,695
627,454	UMB Financial Corp.	33,311,533
121,594	Union First Market Bankshares Corp.	2,434,312
825,195	ViewPoint Financial Group, Inc.	15,620,941
896,644	Webster Financial Corp.	20,936,637

		495,462,215

Commercial Services & Supplies – 1.5%
517,287	G&K Services, Inc. Class A	24,990,135
310,389	Waste Connections, Inc.	12,490,053
1,090,400	West Corp.	24,970,160

		62,450,348

Communications Equipment – 0.8%
645,047	ADTRAN, Inc.	14,913,487
625,523	Digi International, Inc.*	5,998,765
226,951	Plantronics, Inc.	10,485,136

		31,397,388

Computers & Peripherals* – 0.6%
850,593	Electronics for Imaging, Inc.	23,723,039

Construction & Engineering – 1.1%
1,476,814	Comfort Systems USA, Inc.	20,409,569
157,133	Michael Baker Corp.	4,132,598
568,841	MYR Group, Inc.*	11,513,342
375,045	Primoris Services Corp.	7,992,209

		44,047,718

Consumer Finance* – 0.3%
209,399	First Cash Financial Services, Inc.	11,267,760

Containers & Packaging* – 0.6%
3,169,808	Graphic Packaging Holding Co.	24,375,824

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Diversified Consumer Services – 0.7%
1,669,719	Service Corp. International	$ 30,021,548

Diversified Financial Services – 0.4%
370,693	MarketAxess Holdings, Inc.	16,073,248

Diversified Telecommunication Services* – 0.5%
1,878,672	Premiere Global Services, Inc.	22,637,998

Electric Utilities – 3.8%
269,365	ALLETE, Inc.	12,746,352
878,727	Cleco Corp.	39,990,866
1,273,454	El Paso Electric Co.	45,576,919
794,163	IDACORP, Inc.	37,508,318
438,838	UNS Energy Corp.	20,572,725

		156,395,180

Electrical Equipment – 1.2%
159,036	Acuity Brands, Inc.	11,938,832
464,302	Belden, Inc.	24,816,942
670,948	Thermon Group Holdings, Inc.*	13,264,642

		50,020,416

Electronic Equipment, Instruments & Components – 2.3%
431,658	Anixter International, Inc.*	33,121,118
228,571	Coherent, Inc.	13,119,975
175,534	Littelfuse, Inc.	12,899,994
1,381,536	Newport Corp.*	18,181,014
436,648	SYNNEX Corp.*	17,706,077

		95,028,178

Energy Equipment & Services – 3.3%
413,447	Dril-Quip, Inc.*	37,396,281
1,082,507	Forum Energy Technologies, Inc.*	32,139,633
475,534	Gulfmark Offshore, Inc. Class A	21,807,989
2,677,206	Newpark Resources, Inc.*	29,850,847
1,510,856	TETRA Technologies, Inc.*	15,728,011

		136,922,761

Food & Staples Retailing – 0.9%
161,748	Casey’s General Stores, Inc.	9,827,808
567,329	Susser Holdings Corp.*	26,857,355

		36,685,163

Food Products* – 0.6%
360,187	The Hain Celestial Group, Inc.	23,995,658

Gas Utilities – 1.4%
1,238,541	Southwest Gas Corp.	58,644,916

Health Care Equipment & Supplies – 0.6%
108,200	Teleflex, Inc.	8,475,306
240,916	West Pharmaceutical Services, Inc.	16,514,792

		24,990,098

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services* – 1.1%
1,107,308	HealthSouth Corp.	$ 32,433,052
320,331	Team Health Holdings, Inc.	12,515,332

		44,948,384

Health Care Technology* – 0.6%
1,925,925	Allscripts Healthcare Solutions, Inc.	26,674,061

Hotels, Restaurants & Leisure – 1.2%
495,532	Marriott Vacations Worldwide Corp.*	21,927,291
143,617	Six Flags Entertainment Corp.	10,709,520
282,428	Vail Resorts, Inc.	18,089,513

		50,726,324

Household Durables – 1.7%
173,473	Harman International Industries, Inc.	9,211,416
454,697	Meritage Homes Corp.*	21,534,450
2,071,713	Standard Pacific Corp.*	18,334,660
760,820	William Lyon Homes Class A*	19,819,361

		68,899,887

Household Products – 0.4%
281,351	Spectrum Brands Holdings, Inc.	16,962,652

Industrial Conglomerates – 1.0%
561,520	Carlisle Cos., Inc.	36,729,023
164,348	Raven Industries, Inc.	4,978,101

		41,707,124

Insurance – 3.8%
2,788,332	American Equity Investment Life Holding Co.	45,170,979
554,159	Aspen Insurance Holdings Ltd.	20,359,802
86,280	Enstar Group Ltd.*	10,894,576
1,107,290	Maiden Holdings Ltd.	11,825,857
21,174	Markel Corp.*	11,071,673
2,356,709	Meadowbrook Insurance Group, Inc.	18,900,806
638,077	ProAssurance Corp.	32,031,465
104,429	RLI Corp.	7,840,529

		158,095,687

IT Services – 0.6%
1,262,815	Convergys Corp.	22,945,349

Leisure Equipment & Products – 1.0%
316,373	Arctic Cat, Inc.	14,834,730
304,350	Brunswick Corp.	10,217,029
152,129	Polaris Industries, Inc.	14,529,841

		39,581,600

Life Sciences Tools & Services – 0.9%
475,200	ICON PLC*	16,318,368
647,510	PerkinElmer, Inc.	20,280,013

		36,598,381

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Machinery – 3.4%
628,065	Actuant Corp. Class A	$ 21,354,210
415,780	Altra Holdings, Inc.	11,978,622
686,445	Barnes Group, Inc.	20,744,368
304,957	CIRCOR International, Inc.	15,583,303
284,755	Crane Co.	17,014,111
1,431,462	Edwards Group Ltd. ADR*	11,179,718
290,681	Graco, Inc.	18,734,391
324,656	RBC Bearings, Inc.*	15,895,158
364,237	Twin Disc, Inc.	9,080,428

		141,564,309

Media – 0.3%
517,077	Sinclair Broadcast Group, Inc. Class A	13,976,591

Metals & Mining – 1.9%
274,784	Carpenter Technology Corp.	13,233,598
1,123,848	Commercial Metals Co.	17,329,736
530,944	Kaiser Aluminum Corp.	33,683,088
239,925	Olympic Steel, Inc.	6,077,300
128,478	Royal Gold, Inc.	7,035,455

		77,359,177

Multi-Utilities – 0.4%
136,358	Black Hills Corp.	6,472,914
195,596	NorthWestern Corp.	8,050,732

		14,523,646

Oil, Gas & Consumable Fuels* – 2.7%
1,374,009	Approach Resources, Inc.	34,611,287
453,168	Diamondback Energy, Inc.	15,303,483
2,604,558	Rex Energy Corp.	43,261,708
381,523	Rosetta Resources, Inc.	17,878,168

		111,054,646

Paper & Forest Products – 0.5%
741,147	KapStone Paper and Packaging Corp.	21,500,674

Personal Products* – 0.9%
331,845	Elizabeth Arden, Inc.	15,629,900
706,355	Prestige Brands Holdings, Inc.	20,759,773

		36,389,673

Professional Services* – 0.3%
571,040	TrueBlue, Inc.	13,442,282

Real Estate Investment Trusts – 12.5%
719,569	Acadia Realty Trust	18,651,229
337,851	American Campus Communities, Inc.	13,794,456
1,279,004	Apollo Commercial Real Estate Finance, Inc.	21,320,997
1,125,421	Blackstone Mortgage Trust, Inc. Class A	29,677,352
876,261	CBL & Associates Properties, Inc.	20,145,240

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
519,101	Coresite Realty Corp.	$ 16,673,524
1,755,376	CubeSmart	27,471,634
2,516,571	CYS Investments, Inc.	25,870,350
1,275,079	DuPont Fabros Technology, Inc.	30,895,164
658,987	EPR Properties	34,544,099
944,523	Healthcare Trust of America, Inc. Class A	10,852,569
505,123	Highwoods Properties, Inc.	18,396,580
1,127,910	Hudson Pacific Properties, Inc.	24,351,577
960,676	LaSalle Hotel Properties	25,361,846
628,987	LTC Properties, Inc.	26,172,149
3,579,567	MFA Financial, Inc.	31,428,598
338,114	Mid-America Apartment Communities, Inc.	22,981,609
548,191	National Retail Properties, Inc.	19,663,611
792,401	Pebblebrook Hotel Trust	20,792,602
453,889	PS Business Parks, Inc.	34,636,270
2,257,447	Strategic Hotels & Resorts, Inc.*	18,149,874
1,868,005	Two Harbors Investment Corp.	20,604,095

		512,435,425

Real Estate Management & Development – 0.5%
1,241,196	Kennedy-Wilson Holdings, Inc.	21,298,923

Road & Rail – 0.2%
372,850	Celadon Group, Inc.	7,274,304

Semiconductors & Semiconductor Equipment – 3.9%
750,237	Advanced Energy Industries, Inc.*	13,804,361
643,160	Cabot Microelectronics Corp.*	22,992,970
1,900,207	Fairchild Semiconductor International, Inc.*	27,572,004
2,387,239	Intersil Corp. Class A	19,575,360
830,830	Micrel, Inc.	8,266,758
823,463	MKS Instruments, Inc.	23,180,483
915,797	Semtech Corp.*	33,463,222
270,002	Silicon Laboratories, Inc.*	11,599,286

		160,454,444

Software – 3.2%
987,375	Mentor Graphics Corp.*	18,750,251
619,581	Monotype Imaging Holdings, Inc.	14,101,664
501,654	NetScout Systems, Inc.*	12,215,275
406,405	Progress Software Corp.*	9,554,582
1,301,364	PTC, Inc.*	32,677,250
860,915	SS&C Technologies Holdings, Inc.*	27,230,741
527,556	Verint System, Inc.*	17,710,055

		132,239,818

Specialty Retail – 3.4%
727,194	Aaron’s, Inc.	20,426,879
346,137	Asbury Automotive Group, Inc.*	14,260,844
267,794	Cabela’s, Inc.*	17,958,266

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – (continued)
438,882	Chico’s FAS, Inc.	$ 7,926,209
255,467	Francesca’s Holdings Corp.*	7,293,583
348,120	GNC Acquisition Holdings, Inc. Class A	15,675,844
224,437	Monro Muffler Brake, Inc.	10,553,028
1,701,859	OfficeMax, Inc.	22,175,223
541,358	Shoe Carnival, Inc.	13,144,172
201,815	Vitamin Shoppe, Inc.*	8,827,388

		138,241,436

Textiles, Apparel & Luxury Goods – 1.5%
236,112	Carter’s, Inc.	17,016,592
408,825	Hanesbrands, Inc.	20,384,015
34,339	Movado Group, Inc.	1,239,638
506,573	Steven Madden Ltd.*	24,568,790

		63,209,035

Thrifts & Mortgage Finance – 3.0%
786,997	Brookline Bancorp, Inc.	6,673,735
479,725	Dime Community Bancshares	6,912,837
670,861	Flushing Financial Corp.	10,485,557
699,328	Home Loan Servicing Solutions Ltd.	15,972,652
803,173	Ocwen Financial Corp.*	34,359,741
629,658	Oritani Financial Corp.	9,652,657
850,336	Provident Financial Services, Inc.	12,942,114
1,445,105	Radian Group, Inc.	18,598,501
119,575	WSFS Financial Corp.	6,007,448

		121,605,242

Trading Companies & Distributors – 1.5%
562,798	Applied Industrial Technologies, Inc.	27,053,700
676,564	Kaman Corp.	22,942,285
140,136	Watsco, Inc.	12,226,866

		62,222,851

TOTAL COMMON STOCKS		$3,946,485,357

Exchange Traded Fund – 2.0%
947,401	iShares Russell 2000 Value Index Fund	$ 81,779,654

Investment Company – 0.1%
Capital Markets – 0.1%
403,434	THL Credit, Inc.	$ 6,120,094

Units Description	Expiration Date	Value
Warrant* – 0.0%
Magnum Hunter Resources Corp.
112,819	10/14/13	$ 11,282

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.7%
Repurchase Agreement – 1.7%
Joint Repurchase Agreement Account II
$69,200,000	0.096%	06/03/13	$ 69,200,000

TOTAL INVESTMENTS – 99.7%			$4,103,596,387

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			11,081,815

NET ASSETS – 100.0%			$4,114,678,202

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,164,746,475

Gross unrealized gain	988,260,745
Gross unrealized loss	(49,410,833)

Net unrealized security gain	$938,849,912

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments

May 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the daily net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Investment Company — Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date and are classified as Level 1 of the fair value hiearchy.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2013:

GROWTH AND INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock	$438,106,421	$—	$—
Preferred Stock	—	2,540,483	—
Short-term Investments	—	5,800,000	—
Total	$438,106,421	$8,340,483	$—

LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock	$1,467,179,324	$—	$—
Short-term Investments	—	13,200,000	—
Total	$1,467,179,324	$13,200,000	$—

MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$9,063,226,337	$—	$—
Short-term Investments	—	262,300,000	—
Total	$9,063,226,337	$262,300,000	$—

SMALL CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$4,028,265,011	$11,282	$—
Investment Company	6,120,094	—	—
Short-term Investments	—	69,200,000	—
Total	$4,034,385,105	$69,211,282	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2013, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of June 3, 2013, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Growth and Income	$5,800,000	$5,800,046	$5,935,786
Large Cap Value	13,200,000	13,200,106	13,509,029
Mid Cap Value	262,300,000	262,302,098	268,440,788
Small Cap Value	69,200,000	69,200,554	70,820,063

REPURCHASE AGREEMENTS — At May 31, 2013, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Growth and Income	Large Cap Value	Mid Cap Value	Small Cap Value
BNP Paribas Securities Co.	0.090%	$1,993,060	$4,535,927	$90,134,375	$23,779,255
Credit Suisse Securities LLC	0.060	68,388	155,642	3,092,796	815,942
Deutsche Bank Securities, Inc.	0.100	1,760,311	4,006,226	79,608,560	21,002,334
TD Securities (USA) LLC	0.080	569,901	1,297,017	25,773,297	6,799,513
Wells Fargo Securities LLC	0.100	1,079,393	2,456,550	48,814,625	12,878,277
Wells Fargo Securities LLC	0.140	328,947	748,638	14,876,347	3,924,679
TOTAL		$5,800,000	$13,200,000	$262,300,000	$69,200,000

At May 31, 2013, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.500% to 6.500%	09/01/20 to 05/01/43
Federal National Mortgage Association	2.000 to 5.500	11/01/20 to 06/01/43
Government National Mortgage Association	3.000 to 6.500	05/20/28 to 05/20/43
U.S. Treasury Note	1.000	06/30/19

The Funds’ risks include, but are not limited to, the following:

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional funds, including but not limited to: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) and active trading market for an ETF’s shares may not develop or be maintained.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 30, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date July 30, 2013

*	Print the name and title of each signing officer under his or her signature.